Premises and equipment	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Premises and equipment
6. Premises and equipment
Premises and equipment at March 31, 2025 and 2026 consist of the following:

	2025	2026

	(in millions of yen)
Land	570,626	562,520
Buildings	741,887	673,974
Equipment and furniture	392,780	409,053
Leasehold improvements	212,741	217,966
Construction in progress	62,010	44,441
Software	1,581,741	1,660,387

Total	3,561,785	3,568,341
Less: Accumulated depreciation and amortization	1,748,107	1,745,321

Premises and equipment—net	1,813,678	1,823,020

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2024, 2025 and 2026 was ¥214,157 million, ¥229,606 million and ¥270,162 million, respectively.
Depreciation and amortization expense related to software was reported in General and administrative expenses, and all other depreciation and amortization expense was reported in Occupancy expenses.
The amount of impairment losses on premises and equipment for the fiscal year ended March 31, 2024, 2025 and 2026 was not significant.